CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 — CASH, CASH EQUIVALENTS AND RESTRICTED CASH

As of December 31, 2021 and 2022, cash and cash equivalents and restricted cash were as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Cash and cash equivalents	30,240	31,470	4,035
Restricted cash	1,223	-	-
	31,463	31,470	4,035

As of December 31, 2021 and 2022, bank deposits of HK$1,223,000 and HK$nil were pledged to a bank for the issuance of guarantees by the bank to the customers in respect of the specific performance under certain service agreements.

The Group’s cash and bank balances and restricted were denominated in HK$ at the end of the reporting period, except for the following:

	As of December 31,
	2021		2022
	Original currency in ‘000	HK$ equivalent in ‘000	Original currency in ‘000	HK$ equivalent in ‘000	US$ equivalent in ‘000
Cash and bank balances:
Hong Kong dollar	1,348	1,348	6,023	6,024	773
Renminbi (“RMB”)	22,155	27,098	20,730	23,211	2,976
Euro	111	981	99	820	105
US dollar	261	2,306	181	1,415	181

The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short term time deposits are made for varying periods of between one day and three months depending on the immediate cash requirements of the Group and earn interest at the respective short term time deposit rates. The bank balances and pledged deposit are deposited with creditworthy banks with no recent history of default.